20 Financial instruments (Details 6) - Dec. 31, 2019 R$ in Thousands, $ in Thousands	USD ($) R$ / $ $ / $	BRL (R$) R$ / $ $ / $
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 1,385,111
Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 449,430
Fourth Quarter [Member] | Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6549	13.6549
Closing rate | $ / $	19.3564	19.3564
Gross nominal value | R$		R$ 3,197,381
US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 733,980
US$ | Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 216,990
Conversion rate at inception | R$ / $	2.0017	2.0017
Closing rate | R$ / $	4.0729	4.0729
US$ | Fourth Quarter [Member] | Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 1,617,371
Hedge Discontinued [Member] | Fourth Quarter [Member] | Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 3,197,381
Hedge Discontinued [Member] | US$ | Fourth Quarter [Member] | Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 1,617,371
Conversion rate at inception | R$ / $	2.0017	2.0017
Closing rate | R$ / $	3.9786	3.9786